Stockholders' Deficit (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Jul. 03, 2023 shares	Dec. 31, 2021 $ / shares shares
Stockholders' Deficit (Details) [Line Items]
Temporary equity shares outstanding	764,957	1,288,298		17,500,000
Preferred stock shares authorized	1,000,000	1,000,000		1,000,000
Period to exercise warrants after business combination		30 days
Notice period to redeem warrants		30 days
Class A Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock shares authorized	60,000,000	60,000,000		60,000,000
Common stock par or stated value per share (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Common stock shares issued	5,481,250	885,000	6,246,207	885,000
Common stock shares outstanding	5,481,250	885,000	6,246,207	885,000
Temporary equity shares outstanding		1,288,298		17,500,000
Class B Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock shares authorized	10,000,000	10,000,000		10,000,000
Common stock par or stated value per share (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Common stock shares issued	0	4,596,250	0	4,596,250
Common stock shares outstanding	0	4,596,250	0	4,596,250
Public Warrants [Member]
Stockholders' Deficit (Details) [Line Items]
Class of warrant or right, outstanding	8,750,000	8,750,000		8,750,000
Public Warrants [Member] | Class A Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Shares issued price per share (in Dollars per share) | $ / shares	$ 18	$ 18
Percentage of market value and the newly issued price	180.00%	180.00%
Public Warrants [Member] | Class A Common Stock [Member] | Event Triggering Adjustment To Exercise Price Of Warrants [Member]
Stockholders' Deficit (Details) [Line Items]
Shares issued price per share (in Dollars per share) | $ / shares	$ 9.2	$ 9.2
Percentage of total equity proceeds	60.00%	60.00%
Threshold trading days		20 years
Market value price per share (in Dollars per share) | $ / shares	$ 9.2	$ 9.2
Adjusted Exercise Price of Warrants Percentage	115.00%	115.00%
Public Warrants [Member] | Warrants And Rights Subject To Mandatory Redemption Trigger Price Exceeds Or Equals To Eighteen Dollars Per Share [Member]
Stockholders' Deficit (Details) [Line Items]
Warrant price per share (in Dollars per share) | $ / shares	$ 0.01	$ 0.01
Threshold trading days		20
Threshold consecutive trading days		30 years
Public Warrants [Member] | Warrants And Rights Subject To Mandatory Redemption Trigger Price Exceeds Or Equals To Eighteen Dollars Per Share [Member] | Class A Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Shares issued price per share (in Dollars per share) | $ / shares		$ 18
Private Placement Warrants [Member]
Stockholders' Deficit (Details) [Line Items]
Class of warrant or right, outstanding		442,500		442,500
Private Placement Warrants [Member]
Stockholders' Deficit (Details) [Line Items]
Class of warrant or right, outstanding	442,500	442,500
Sponsor [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock shares issued			4,596,250
Sponsor [Member] | Class B Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock shares outstanding		4,679,125
Common Stock Voting Rights	one	one
Percentage of common stock issued and outstanding		20.00%